VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	Voya Mutual Funds (the “Registrant”)
(File Nos. 33-56094 and 811-7428)

Ladies and Gentlemen:

On behalf of Voya Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 7, 2017, to the Prospectuses for Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund dated February 28, 2017.

The purpose of the filing is to submit the 497(e) filing dated April 7, 2017 in XBRL for Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP